Forfeiture Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Forfeiture Shares [Line Items]
Shares issued with respect forfeiture (in Shares)	1,006,250
Stock price (in Dollars per share)	$ 2.45	$ 5.37
Minimum [Member]
Forfeiture Shares [Line Items]
Expected term	4 years	4 years
Expected volatility	47.74%
Risk-free interest rate	0.53%
Maximum [Member]
Forfeiture Shares [Line Items]
Expected term	5 years	6 years
Expected volatility	50.31%
Risk-free interest rate	0.76%
Monte-Carlo [Member]
Forfeiture Shares [Line Items]
Fair value (in Dollars)	$ 4,485
Stock price (in Dollars per share)	$ 7.4
Monte-Carlo [Member] | Minimum [Member]
Forfeiture Shares [Line Items]
Expected term	3 years
Monte-Carlo [Member] | Maximum [Member]
Forfeiture Shares [Line Items]
Expected term	4 years